FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	$ 59,434
Financial liabilities at end of period	54,094	$ 59,434
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	589	498
Fair value change recorded in net income	(62)	12
Fair value change recorded in other comprehensive income	(21)	0
Additions	25	408
Disposals/settlements	(262)	(356)
Foreign currency translation and other	15	27
Financial liabilities at end of period	$ 284	$ 589